iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .5%
AAR Corp.
(a)
............................. 563,557 $ 35,165,957
AeroVironment, Inc.
(a) (b)
...................... 441,866 55,692,791
Archer Aviation, Inc. , Class A
(a) (b)
................ 3,119,709 19,155,013
Axon Enterprise, Inc.
(a) (b)
..................... 1,125,191 290,670,591
Boeing Co. (The)
(a)
......................... 4,687,867 1,221,939,412
BWX Technologies, Inc. ..................... 1,537,307 117,957,566
Cadre Holdings, Inc. ........................ 304,230 10,006,125
Curtiss-Wright Corp. ........................ 642,734 143,194,708
Ducommun, Inc.
(a)
......................... 227,739 11,856,092
General Dynamics Corp. ..................... 1,037,615 269,437,487
HEICO Corp.
(b)
........................... 591,316 105,768,693
HEICO Corp. , Class A ....................... 1,124,614 160,190,018
Hexcel Corp. ............................. 1,413,690 104,259,637
Howmet Aerospace, Inc. ..................... 4,997,649 270,472,764
Huntington Ingalls Industries, Inc. ............... 667,640 173,346,050
Kaman Corp. , Class A ....................... 473,309 11,335,751
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 2,167,131 43,971,088
L3Harris Technologies, Inc. ................... 1,314,034 276,761,841
Leonardo DRS, Inc.
(a) (b)
...................... 1,190,635 23,860,325
Lockheed Martin Corp. ...................... 1,164,589 527,838,318
Mercury Systems, Inc.
(a) (b)
.................... 876,738 32,062,309
Moog, Inc. , Class A ........................ 483,229 69,961,895
National Presto Industries, Inc. ................. 88,373 7,094,584
Northrop Grumman Corp. .................... 544,311 254,813,752
Rocket Lab USA, Inc.
(a) (b)
..................... 4,409,915 24,386,830
RTX Corp. .............................. 11,853,255 997,332,876
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
....... 1,927,171 61,245,494
Textron, Inc.
(b)
............................ 3,294,340 264,930,823
TransDigm Group, Inc. ...................... 271,329 274,476,416
Triumph Group, Inc.
(a) (b)
...................... 1,291,089 21,406,256
Security Shares Value
a
Aerospace & Defense (continued)
V2X, Inc.
(a) (b)
............................. 194,611 $ 9,037,735
Virgin Galactic Holdings, Inc.
(a) (b)
................ 5,974,725 14,638,076
Woodward, Inc. ........................... 1,015,471 138,236,067
6,042,503,340
a
Leisure Products  —  0 .4%
Smith & Wesson Brands, Inc. .................. 778,193 10,552,297
Sturm Ruger & Co., Inc. ..................... 297,499 13,521,330
24,073,627
a
Total Long-Term Investments — 99.9%
(Cost: $ 5,356,337,024 ) ............................... 6,066,576,967
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 101,063,039 101,123,677
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................. 6,005,008 6,005,008
a
Total Short-Term Securities — 1.7%
(Cost: $ 107,063,439 ) ................................ 107,128,685
Total Investments — 101.6%
(Cost: $ 5,463,400,463 ) ............................... 6,173,705,652
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (99,379,374)
Net Assets — 100.0% ................................. $ 6,074,326,278
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 63,358,129  $ 37,733,830
(a)
$ —  $ 5,657  $ 26,061  $ 101,123,677  101,063,039  $ 470,642
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,037,253  —  (32,245)
(a)
—  —  6,005,008  6,005,008  248,884  —
$ 5,657  $ 26,061
$ 107,128,685
$ 719,526  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Aerospace & Defense ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 67 03/15/24 $ 7,779 $ 380,401
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,066,576,967  $ —  $ —  $ 6,066,576,967
Short-Term Securities
Money Market Funds ...................................... 107,128,685  —  —  107,128,685
$ 6,173,705,652  $ —  $ —  $ 6,173,705,652
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 380,401  $ —  $ —  $ 380,401
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.